Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flows from operating activities:
Net income	$ 6,239,425	39,270,319	20,628,408	19,903,089
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Foreign exchange losses	2,845,915	17,911,902	17,446,995	709,527
Charges related to property and equipment	24,216	152,412	0	71,635
Allowance for doubtful accounts	252,754	1,590,808	(200,390)	49,556
Loss on disposal of property and equipment	39,474	248,443	149,186	176,609
Depreciation of property and equipment	3,382,036	21,286,199	19,384,294	20,110,213
Amortization of intangible assets	86,941	547,200	642,453	653,465
Share-based compensation expense	3,483,113	21,922,364	18,543,568	11,239,905
Equity in net loss of affiliates	100,312	631,352	0	0
Fair value changes of contingent consideration	770,130	4,847,126	409,195	0
Deferred income tax expense (benefit)	(862,386)	(5,427,774)	(7,076,682)	26,216
Changes in operating assets and liabilities, net of impact from acquisitions:
Accounts receivable, net	(4,130,464)	(25,996,725)	(13,328,242)	(2,884,690)
Prepaid expenses and other current assets	(2,041,748)	(12,850,556)	(9,748,448)	5,444,664
Other non-current assets	38,247	240,726	182,592	701,535
Amounts due from related parties	(1,651,197)	(10,392,470)	(918,758)	196,291
Accounts payable	1,009,192	6,351,756	12,500,251	7,987,137
Deferred revenue	1,017,224	6,402,302	10,431,429	4,046,684
Accrued expenses and other current liabilities	4,767,145	30,003,933	15,567,525	7,023,459
Amounts due to related parties	119,532	752,326	773,540	(6,463,600)
Other liabilities	86,696	545,654	0	22,340
Net cash provided by operating activities	15,576,557	98,037,297	85,386,916	69,014,035
Cash flows from investing activities:
Purchase of property and equipment	(3,807,050)	(23,961,194)	(17,592,765)	(11,989,450)
Payment for investment in equity affiliates	(1,429,956)	(9,000,000)	(7,180,000)	0
Acquisitions, net of cash acquired	(2,249,274)	(14,156,704)	(28,541,230)	(1,000,000)
Proceeds from disposal of property and equipment	23,115	145,482	28,332	175,896
Proceeds from short-term investment	152,775,129	961,551,382	593,943,986	635,557,578
Increase in restricted cash	(127,107)	(800,000)	(600,000)	(60,000,000)
Purchase of short-term investment	(289,967,246)	(1,825,024,847)	(864,734,239)	(313,604,389)
Payments made on behalf of related parties	0	0	0	(834,104)
Net cash provided by/(used in) investing activities	(144,782,389)	(911,245,881)	(324,675,916)	248,305,531
Cash flows from financing activities:
Exercise of stock options and stock warrants	5,524,931	34,773,364	13,410,596	1,206,482
Issuance of new shares, net of offering expenses	129,751,915	816,645,578	0	0
Proceeds received on behalf of related parties	0	0	0	276,901
Settlement of the payable to former shareholder			(18,856,519)	(535,767)
Net cash provided by/(used in) financing activities	135,276,846	851,418,942	(5,445,923)	947,616
Effect of foreign exchange rate changes on cash	(1,264,742)	(7,960,160)	(13,307,250)	(340,232)
Net increase (decrease) in cash and cash equivalents	4,806,272	30,250,198	(258,042,173)	317,926,950
Cash and cash equivalents at beginning of year	60,602,480	381,425,946	639,468,119	321,541,169
Cash and cash equivalents at end of year	65,408,752	411,676,144	381,425,946	639,468,119
Supplemental disclosures of cash flow information:
Cash paid for income taxes	2,250,779	14,166,176	11,875,109	2,067,808
Noncash accrual for purchase of equipment and software	118,203	743,957	574,244	644,263
Contingent consideration for acquisition			3,809,579	1,421,608